Long-term debt, current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Bank Debt [Abstract]
Long-term debt, gross	$ 98,700	$ 92,700
Related deferred financing costs	(598)	(794)
Long-term debt, net of deferred financing costs	$ 98,102	$ 91,906